Document And Entity Information	3 Months Ended
Sep. 30, 2016
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Entity Registrant Name	AYTU BIOSCIENCE, INC
Entity Central Index Key	0001385818
Entity Filer Category	Smaller Reporting Company
Trading Symbol	AYTU